Schedule of Long term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term credit from banks	₪ 59,460	₪ 113,979
Current maturities of long-term loans	47,042	40,237
Long term loans from banks	₪ 106,502	₪ 57,615